AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 94.1%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $89,569,556)	8,970,978	$88,095,006

Short-Term Investment — 4.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,733,104)	3,733,104	3,733,104

TOTAL INVESTMENTS—98.1% (cost $93,302,660)(wd)		91,828,110

Other assets in excess of liabilities(z) — 1.9%		1,776,234

Net Assets — 100.0%		$93,604,344

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
338	10 Year U.S. Treasury Notes	Jun. 2023	$38,843,595	$1,037,027
584	10 Year U.S. Ultra Treasury Notes	Jun. 2023	70,746,128	2,139,714
				3,176,741
Short Positions:
107	2 Year U.S. Treasury Notes	Jun. 2023	22,090,484	(229,974)
424	5 Year U.S. Treasury Notes	Jun. 2023	46,431,311	(911,839)
106	20 Year U.S. Treasury Bonds	Jun. 2023	13,902,563	(571,953)
62	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	8,749,750	(352,228)
				(2,065,994)
				$1,110,747
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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